Exhibit 99.1

World Omni Auto Receivables Trust 2025-B
Monthly Servicer Certificate
November 30, 2025

Dates Covered
Collections Period	11/01/25 - 11/30/25
Interest Accrual Period	11/17/25 - 12/14/25
30/360 Days	30
Actual/360 Days	28
Distribution Date	12/15/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/25	955,576,502.33	39,584
Yield Supplement Overcollateralization Amount 10/31/25	49,570,088.33	0
Receivables Balance 10/31/25	1,005,146,590.66	39,584
Principal Payments	34,522,413.19	790
Defaulted Receivables	1,256,869.94	36
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/25	47,213,132.78	0
Pool Balance at 11/30/25	922,154,174.75	38,758

Pool Statistics	$ Amount	# of Accounts
Pool Factor	75.62%
Prepayment ABS Speed	1.62%
Aggregate Starting Principal Balance	1,281,827,259.43	48,293

Delinquent Receivables:
Past Due 31-60 days	11,214,430.45	425
Past Due 61-90 days	3,808,974.70	139
Past Due 91-120 days	1,064,134.73	29
Past Due 121+ days	0.00	0
Total	16,087,539.88	593

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.66%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.50%
Delinquency Trigger Occurred	NO

Recoveries	909,566.39
Aggregate Net Losses/(Gains) - November 2025	347,303.55
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.80%
Second Prior Net Losses/(Gains) Ratio	0.91%
Third Prior Net Losses/(Gains) Ratio	0.92%
Four Month Average	0.76%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.26%

Overcollateralization Target Amount	8,299,387.57
Actual Overcollateralization	8,299,387.57
Weighted Average Contract Rate	6.59%
Weighted Average Contract Rate, Yield Adjusted	9.12%
Weighted Average Remaining Term	55.33

Flow of Funds	$ Amount
Collections	40,629,334.18
Investment Earnings on Cash Accounts	28,174.28
Servicing Fee	(837,622.16)
Transfer to Collection Account	-
Available Funds	39,819,886.30

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	3,242,289.51
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	-
(5) Noteholders' Second Priority Principal Distributable Amount	6,622,139.06
(6) Class C Interest	-
(7) Noteholders' Third Priority Principal Distributable Amount	18,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	8,299,387.57
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,456,070.16

Total Distributions of Available Funds	39,819,886.30

Servicing Fee	837,622.16
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,158,330,000.00
Original Class B	36,380,000.00
Original Class C	18,200,000.00

Total Class A, B, & C
Note Balance @ 11/17/25	946,976,313.81
Principal Paid	33,121,526.63
Note Balance @ 12/15/25	913,854,787.18

Class A-1
Note Balance @ 11/17/25	0.00
Principal Paid	0.00
Note Balance @ 12/15/25	0.00
Note Factor @ 12/15/25	0.0000000%

Class A-2a
Note Balance @ 11/17/25	216,800,463.33
Principal Paid	17,859,646.71
Note Balance @ 12/15/25	198,940,816.62
Note Factor @ 12/15/25	90.4276439%

Class A-2b
Note Balance @ 11/17/25	185,265,850.48
Principal Paid	15,261,879.92
Note Balance @ 12/15/25	170,003,970.56
Note Factor @ 12/15/25	90.4276439%

Class A-3
Note Balance @ 11/17/25	408,000,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	408,000,000.00
Note Factor @ 12/15/25	100.0000000%

Class A-4
Note Balance @ 11/17/25	82,330,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	82,330,000.00
Note Factor @ 12/15/25	100.0000000%

Class B
Note Balance @ 11/17/25	36,380,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	36,380,000.00
Note Factor @ 12/15/25	100.0000000%

Class C
Note Balance @ 11/17/25	18,200,000.00
Principal Paid	0.00
Note Balance @ 12/15/25	18,200,000.00
Note Factor @ 12/15/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	3,242,289.51
Total Principal Paid	33,121,526.63
Total Paid	36,363,816.14

Class A-1
Coupon	4.46100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.38000%
Interest Paid	791,321.69
Principal Paid	17,859,646.71
Total Paid to A-2a Holders	18,650,968.40

Class A-2b
SOFR Rate	4.14202%
Coupon	4.61202%
Interest Paid	664,572.07
Principal Paid	15,261,879.92
Total Paid to A-2b Holders	15,926,451.99

Class A-3
Coupon	4.34000%
Interest Paid	1,475,600.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,475,600.00

Class A-4
Coupon	4.53000%
Interest Paid	310,795.75
Principal Paid	0.00
Total Paid to A-4 Holders	310,795.75

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Class C
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to C Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.6731493
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	27.3074891
Total Distribution Amount	29.9806384

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	3.5969168
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	81.1802123
Total A-2a Distribution Amount	84.7771291

A-2b Interest Distribution Amount	3.5349578
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	81.1802123
Total A-2b Distribution Amount	84.7151701

A-3 Interest Distribution Amount	3.6166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.6166667

A-4 Interest Distribution Amount	3.7750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	3.7750000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

C Interest Distribution Amount	0.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	199.94
Noteholders' Third Priority Principal Distributable Amount	549.49
Noteholders' Principal Distributable Amount	250.57

Account Balances	$ Amount
Reserve Account
Balance as of 11/17/25	3,032,278.96
Investment Earnings	9,459.26
Investment Earnings Paid	(9,459.26)
Deposit/(Withdrawal)	-
Balance as of 12/15/25	3,032,278.96
Change	-

Required Reserve Amount	3,032,278.96